Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Presentation
The accompanying unaudited consolidated financial statements as of June 30, 2024 and for the six months ended June 30, 2024 and June 30, 2023 have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP") for interim financial information and the rules and regulations of the Securities and Exchange Commission (the “SEC”) for a foreign private issuer. Accordingly, they do not include all of the information and notes required by U.S. GAAP for annual financial statements. Certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with U.S. GAAP have been omitted, provided such omission is not misleading or prohibited by the rules and regulations of the SEC.

In the opinion of management, the unaudited consolidated financial statements contain all normal and recurring adjustments necessary for the fair presentation of the interim periods presented. Operating results for the six months ended June 30, 2024 are not necessarily indicative of the results that may be expected for the year ended December 31, 2024. The financial data presented herein should be read in conjunction with the audited consolidated financial statements and accompanying notes included in the Company's Annual Report on Form 20-F for the year ended December 31, 2023 filed with the SEC on March 27, 2024 (the “2023 Form 20-F”).

On December 13, 2023, NetDragon Websoft Holdings Limited (“NetDragon”) and Gravitas Education Holdings, Inc. (“GEHI”) completed a series of transactions (the "Merger") that resulted in (i) GEHI divesting its business in China, (ii) NetDragon transferring its education businesses outside of China to eLMTree Inc. (“eLMTree"), (iii) eLMTree becoming a wholly owned subsidiary of GEHI, and (iv) GEHI changing its name to “Mynd.ai, Inc.” The Merger was accounted for as a business combination in accordance with ASC 805, Business Combinations. While GEHI was the legal acquirer of eLMTree, the transaction has been accounted for as a reverse acquisition, and consequently, eLMTree was identified as the acquirer for accounting purposes. The financial statements of the Company prior to closing of the Merger reflect the consolidated and combined financial statements of eLMTree (See Note 3 - Business Combinations). These consolidated and combined financial statements were derived from the separate records maintained by NetDragon, who continues to be a controlling shareholder of the Company (the "Controlling Shareholder"). The financial statements include estimated expense allocations for certain corporate functions historically provided by NetDragon. These allocations may not be reflective of the actual expenses that would have been incurred had the Company operated as a separate entity apart from NetDragon.

As a result of the reverse acquisition, all shares and per share amounts for all periods presented in the accompanying financial statements and notes thereto have been adjusted retroactively. The Company calculated basic loss per share for each comparative period prior to the acquisition date by dividing net loss of the accounting acquirer attributable to ordinary shareholders by the accounting acquirer’s historical weighted-average number of ordinary shares outstanding. The Company calculated the weighted-average number of ordinary shares outstanding (the denominator of the EPS calculation), including the equity interests issued by the legal acquirer to effect the reverse acquisition, as the number of ordinary shares outstanding from the beginning of that period to the acquisition date computed on the basis of the weighted-average number of ordinary shares of the accounting acquirer outstanding during the period multiplied by an exchange ratio derived from the shares exchanged at the Merger date.
The Company represents the consolidated operations of eLMTree Inc. and subsidiaries and Global Eduhub Holdings Limited and subsidiaries ("GEH Singapore"). The eLMTree segment consists of a number of legal entities, including Promethean World Limited and its consolidated subsidiaries (“Promethean”) and Edmodo, LLC (“Edmodo”). The GEH Singapore segment represents Singapore-based kindergarten and student care services that have historically been reported as part of GEHI prior to the Merger.
On September 22, 2022, eLMTree abandoned the operations of the North America geographic region of the Edmodo business. In applying FASB ASC 205-20 Presentation of Financial Statements – Discontinued Operations and ASC 360 Property, Plant, and Equipment, the Company determined the abandonment qualified for discontinued operations presentation and as such, the consolidated financial statement have been retroactively adjusted, where applicable, to give effect to the discontinued operations for all periods presented (See Note 20 - Discontinued Operation).
Basis of Consolidation
The unaudited consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries, and its partially owned subsidiaries and non-controlling interests. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of the consolidated financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the application of policies and the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting period. Important estimates and assumptions relate to revenue recognition, impairment of obsolete and slow-moving inventories, valuation of assets acquired and liabilities assumed in business combinations, evaluation of finite-lived tangible and intangible assets, goodwill and indefinite-lived intangible assets for impairment, valuation of embedded derivatives, and valuation allowance for deferred tax assets. These estimates and judgments are subject to change based on experience and new information which could result in outcomes that require a material adjustment to the carrying amounts of assets or liabilities affecting future periods. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively.

Liquidity and Capital Resources
As of June 30, 2024, the Company had $69,377 in cash and cash equivalents and net working capital of $33,064. During the six months ended June 30, 2024, the Company had net cash outflows from continuing operations of $7,288 and net cash outflows of $7,352 after considering discontinued operations. The Company has in place a revolver with Bank of America, which has a committed line limit of $50,000 through its maturity in January 2028. As of June 30, 2024 and December 31, 2023, the Company had unused borrowing capacity on the revolver of $9,157 and $20,473, respectively, based on the borrowing base calculation as of the respective dates. The Company previously generated additional liquidity by issuing the Convertible Note (as defined Note 14 - Debt) in December 2023.
Given these facts and circumstances, the Company has determined that it is reasonably expected to have adequate financial resources to continue as a going concern for at least the twelve-month period following issuance of these financial statements.

Accounts Receivable and Allowance for Credit Losses
Trade accounts receivables are recorded at the invoiced amount and do not bear interest.
The allowance for credit losses is management’s best estimate of the credit losses in existing accounts receivable. The Company monitors the financial performance, historical and expected collection patterns, and creditworthiness of its customers so that management can properly assess and respond to changes in their credit profile. The Company also monitors domestic and international economic conditions for the potential future effect on its customers. Past due balances are reviewed individually for collectability. Account balances are charged against the allowance when management determines it is probable the receivable will not be recovered. All allowance for credit losses are charged to general and administrative expenses on the Company’s consolidated statements of operations.
The allowance for credit losses as of June 30, 2024, and 2023 was as follows:

	Six months ended June 30,
	2024	2023
Balance, January 1	$2,599	$2,970
Adjustments and provision for estimated credit losses	276	(728)
Write offs and collections of accounts receivable	(1,219)	(2)
Foreign currency adjustments	(39)	66
Balance, June 30	$1,617	$2,306
Fair Value Measurements
The carrying amounts of the Company’s financial assets and liabilities, such as cash and cash equivalents, accounts receivable, due from related parties, current related party loans payable and current liabilities of discontinued operations approximate their fair values because of their short-term nature. The fair value of the Company’s loans payable (See Note 14 - Debt), which are categorized as Level 3 within the fair value hierarchy as of June 30, 2024 and December 31, 2023, is not materially different to the carrying value of such facility. The derivative liability associated with the Company’s Convertible Note is remeasured at fair value at each reporting date and is classified as Level 3 in the fair value hierarchy (See Note 14 - Debt).

Certain non-financial assets, such as goodwill, intangible assets, right-of-use assets, and property and equipment, are measured at fair value on a non-recurring basis and are adjusted to fair value only if an impairment charge is recognized. Such fair value measures are considered to be within the Level 3 valuation hierarchy due to the subjective nature of the unobservable inputs used. The Company has not recorded any impairment charges to non-financial assets during any of the periods presented.
Share-based Compensation

The Company accounts for share-based compensation in accordance with ASC 718, Compensation – Stock Compensation, which requires that the grant-date fair value of such awards is recognized ratably over the related vesting period. The Company accounts for forfeitures as they occur.
Recent Accounting Pronouncements Issued but not yet Adopted
In November 2023, the FASB issued Accounting Standards Update ("ASU") 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This ASU updates reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses and information used to assess segment performance. The amendments in this ASU are effective for public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is still evaluating the effect of the adoption of this guidance.
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures. The amendments address more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. The ASU also includes certain other amendments to improve the effectiveness of income tax disclosures. The amendments in this ASU are effective for public business entities for annual periods beginning after December 15, 2024 on a prospective basis. Early adoption is permitted. The Company is still evaluating the effect of the adoption of this guidance.

On March 6, 2024, the SEC approved a rule that will require registrants to provide certain climate-related information in their registration statements and annual reports. The rule requires information about a registrant's climate-related risks that are reasonably likely to have a material impact on its business, results of operations, or financial condition. The required information about climate-related risks also includes disclosure of a registrant's greenhouse gas emissions. In addition, the rules will require registrants to present certain climate-related financial metrics in their audited financial statements. In April 2024, the SEC stayed implementation of the final rule pending completion of judicial review. The Company is evaluating the potential impact of this rule on the consolidated financial statements and related disclosures.